UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2019

Item 1. Reports to Stockholders.

Annual Report
December 31, 2019

Salt High truBeta™ US Market ETF
Ticker: SLT

Salt Low truBeta™ US Market ETF
Ticker: LSLT

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Salt ETFs

Salt High truBeta™ US Market ETF

Dear Salt High truBeta™ US Market ETF Shareholders,

Thank you for your investment in the Salt High truBeta™ US Market ETF (the “Fund” or “SLT”).  The information presented in this report relates to the operations of SLT for the period from Jan 1, 2019 through December 31, 2019 (the “Period”).

The Fund seeks to track the performance, before fees and expense, of the Salt High truBeta™ US Market Index (the “Index” or “High truBeta™ Index”), developed by Salt Financial Indices LLC. The Index uses truBeta™ estimates to select stocks with the highest sensitivity to the SPDR S&P 500 ETF (“SPY”). The objective is to magnify exposure to the SPY without the use of borrowing or derivatives through systematic stock selection by targeting higher beta securities with greater accuracy. With a historical average truBeta™ estimate of approximately 1.50, the Index seeks to capture 50% more variation than the market in the same direction.

For the Period, the Fund was up 37.93% at market and up 37.32% at NAV. This compares to the underlying Index which was up 38.03% and the S&P 500 Index (“S&P”), a broad market index, which was up 31.49% during the same Period. As a higher beta strategy with more sensitivity to market moves, the Fund outperformed the S&P as expected. In comparison, the S&P High Beta Index, which has a similar investing strategy to the Index, increased 34.44% over the Period.

As of December 31, the Fund was overweight Information Technology, Materials, and Energy stocks and underweight Health Care, Utilities, and Real Estate stocks relative to the S&P. For the Period, the largest positive contributor to performance was Advanced Micro Devices, Inc. (AMD), which added 1.19% to Fund performance, returning 148.43% with an average weighting of 1.09%. The second largest contributor was Snap, Inc. (SNAP), contributing 1.03% to the Fund and gaining 109.32% with an average weighting of 0.28%. The third largest positive contributor was Lam Research Corp (LRCX), adding 1.02% with a return of 115.44% and an average weighting of 0.82%.

For the Period, the largest negative performer was ZScaler, Inc. (ZS), which detracted 0.40% from performance, declining 33.32% with an average weighting of 0.24%. The second largest detractor was National Oilwell Varco Inc. (NOV), detracting 0.30% from the Fund and declining 24.18% with an average weighting of 0.25%. The third largest negative performer was Whiting Petroleum Corp (WLL), detracting 0.28% from performance and declining 24.77% with an average weighting of 0.45%.

As a reminder, the Index is rebalanced quarterly on the third Friday of March, June, September, and December.

We appreciate your investment in the Salt High truBeta™ US Market ETF.

Sincerely,

Anthony R. Barchetto, CFA
Founder and Chief Executive Officer
Salt Financial LLC, Adviser to the Fund

Salt Low truBeta™ US Market ETF

Dear Salt Low truBeta™ US Market ETF Shareholders,

Thank you for your investment in the Salt Low truBeta™ US Market ETF (the “Fund” or “LSLT”).  The information presented in this report relates to the operations of LSLT for the period from inception on March 12, 2019 through December 31, 2019 (the “Period”).

The Fund seeks to track the performance, before fees and expense, of the Salt Low truBeta™ US Market Index (the “Index” or “Low truBeta™ Index”), developed by Salt Financial Indices LLC. The Index targets US large and midcap stocks with lower sensitivity to the SPDR S&P 500 ETF (SPY) and less variability in their historical betas. With a truBeta™ estimate less than the market average of 1.0 the Index aims for lower volatility and the potential for better risk-adjusted returns.

For the Period, the Fund was up 16.07% at market and up 16.09% at NAV. This compares to the underlying Index which was up 16.21% and the S&P 500 Index (“S&P”), a broad market index, which was up 17.59% during the same Period. As a lower beta strategy with less sensitivity to market moves, the Fund underperformed the S&P as expected. In comparison, the S&P Low Volatility Index, which has a similar investing strategy to the Index, increased 14.63% over the Period.

As of December 31, the Fund was overweight Consumer Staples, Utilities, and Real Estate stocks and underweight Information Technology, Industrials, and Communications stocks relative to the S&P. For the Period, the largest positive contributor to performance was Resmed Inc. (RMD), which added 0.49% to Fund performance, returning 52.36% with an average weighting of 1.05%. The second largest contributor was Conagra Brands Inc. (CAG), contributing 0.48% to the Fund and gaining 51.93% with an average weighting of 1.04%. The third largest positive contributor was Western Union Co (WU), adding 0.46% with a return of 50.99% and an average weighting of 1.05%.

For the Period, the largest negative performer was PG&E Corp (PCG), which detracted 0.98% from performance, declining 68.29% with an average weighting of 0.70%. The second largest detractor was Discovery Inc. – A  (DISCA), detracting 0.16% from the Fund and declining 14.29% with an average weighting of 0.31%. The third largest negative performer was Cognizant Technology Solutions-A (CTSH), detracting 0.16% from performance and declining 14.83% with an average weighting of 0.60%.

As a reminder, the Index is rebalanced quarterly on the third Friday of March, June, September, and December.

We appreciate your investment in the Salt Low truBeta™ US Market ETF.

Sincerely,

Anthony R. Barchetto, CFA
Founder and Chief Executive Officer
Salt Financial LLC, Adviser to the Fund

Salt ETFs

Disclosures

Must be preceded or accompanied by a prospectus.

Risks: Investments involve risk. Principal loss is possible. To the extent the Funds invest more heavily in a particular sector of the economy, the Funds, performance may be more sensitive to developments that significantly affect those sectors. The Funds are non-diversified and may invest more of their assets in a single issuer or smaller number of issuers than a diversified fund. The High truBeta™ Index and the Low truBeta™ Index rely heavily on proprietary quantitative models as well as information and data supplied by third parties (Models and Data). When such Models and Data prove to be incorrect or incomplete, the Index and Fund may not perform as expected. The High truBeta™ Index universe includes securities with the highest truBeta, and consequently the Fund, can be expected to be more volatile than the broader U.S. equity market. The Low truBeta™ Index universe includes securities with the lowest truBeta, and consequently LSLT can be expected to be significantly less volatile than the broader U.S. equity market.  A security’s truBeta is based on historical information and may not be indicative of a security’s future profile. As with all index funds, the performance of the Funds and their Indices may differ from each other for a variety of reasons. For example, the Funds incur operating expenses and portfolio transaction costs not incurred by the Indices. In addition, the Funds may not be fully invested in the securities of the Indices at all times or may hold securities not included in the Indices. The Funds have the same risks as the underlying securities traded on the exchange through the day. Redemptions are limited and often commissions are charged on each trade. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Funds.

Shares of each ETF may be sold throughout the day on the exchange through any brokerage account. However, shares may only be redeemed directly from the Funds by Authorized Participants, in very large creation/redemption units. There can be no assurance that an active trading market for shares of each ETF will develop or be maintained. Brokerage commissions may apply.

Beta describes the sensitivity of an individual stock to movements in the broader market. The beta coefficient is the slope of the line created by regressing the returns of the individual stock on the returns of the market. Alternatively, beta can be calculated as the ratio of how the stock moves with the market (covariance) to the variance of the market. A stock with an estimated beta of 1.0 tends to vary in the same direction and magnitude as the market. A stock with a beta of 1.2 would be expected to vary 20% more than the market (higher volatility); one with a beta of 0.8 would tend to move 20% less than the market (lower volatility).

Indexes are unmanaged, and it is not possible to invest in them directly. Current and future portfolio holdings are subject to change and risk.

The Salt High truBeta™ US Market Index measures the performance of an equal-weighted portfolio of approximately 100 large- and mid-capitalization U.S.-listed stocks with the highest forecasted systematic risk relative to the market (known as “beta”).

The Salt Low truBeta™ US Market Index measures the performance of an equal-weighted portfolio of approximately 100 large- and mid-capitalization U.S. listed stocks with a truBeta score of less than 100.

S&P 500 Index: stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ.

You cannot invest directly in an index.

Fund holdings and sector compositions are subject to change at any time and are not recommendations to buy or sell any security.

Past performance does not guarantee future results.

The Salt High truBeta™ US Market ETF and The Salt High truBeta™ US Market ETF are distributed by Compass Distributors, LLC.

Salt High truBeta™ US Market ETF
PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 15, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

		Since
Annualized Returns		Inception
Periods Ended December 31, 2019	1 Year	(5/15/2018)	Value
Salt High truBetaTM US Market ETF – NAV	37.32%	8.55%	$11,431
Salt High truBetaTM US Market ETF – Market	37.93%	8.51%	$11,424
Salt High truBetaTM US Market Index	38.03%	9.13%	$11,530
S&P 500® Index	31.49%	13.60%	$12,311

Performance for periods greater than one year are annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 646-779-1050 or visiting salt-funds.com.

Salt High truBeta™ US Market ETF
PERFORMANCE SUMMARY
(Unaudited) (Continued)

Salt Financial shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Total Returns are calculated using the daily 4:00pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Salt Low truBeta™ US Market ETF
PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 12, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

	Since
Cumulative Returns	Inception
Period Ended December 31, 2019	(3/12/2019)	Value
Salt Low truBetaTM US Market ETF – NAV	16.09%	$11,609
Salt Low truBetaTM US Market ETF – Market	16.07%	$11,607
Salt Low truBetaTM US Market Index	16.21%	$11,621
S&P 500® Index	17.59%	$11,759

The Fund is the successor to the investment performance of the Salt Low truBetaTM US Market ETF, a series of Salt Funds Trust (the “Predecessor Fund”), as a result of the reorganization of the Predecessor Fund into the Fund on December 16, 2019. Accordingly, any performance information for the period prior to December 16, 2019 is that of the Predecessor Fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective, policies, and strategies as the Fund.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may

Salt Low truBeta™ US Market ETF
PERFORMANCE SUMMARY
(Unaudited) (Continued)

be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 646-779-1050 or visiting salt-funds.com.

Salt Financial shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Total Returns are calculated using the daily 4:00pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Gross Expense Ratio: 0.29%
Net Expense Ratio: 0.00% *

*
Effective May 13, 2019, the Adviser has contractually agreed to waive the Fund’s full unitary management fee of 0.29% on the first $100 million in net assets until at least May 31, 2020 (the “Fee Waiver”) and to contribute to the Fund’s assets an amount equal to an annual rate of 0.05% of the Fund’s average daily net assets on the first $100 million in net assets.

Salt High truBeta™ US Market ETF
PORTFOLIO ALLOCATION
As of December 31, 2019 (Unaudited)

Percentage of
Sector	Net Assets
Technology♦	30.0%
Financials	22.1
Materials	12.0
Energy	11.4
Consumer Discretionary	10.9
Communications	5.1
Industrials	4.8
Health Care	2.1
Consumer Staples	1.0
Short-Term Investments	0.5
Other Assets in Excess of Liabilities	0.1
100.0%

♦
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors (see Note 7).

Salt Low truBeta™ US Market ETF
PORTFOLIO ALLOCATION
As of December 31, 2019 (Unaudited)

Percentage of
Sector	Net Assets
Consumer Staples♦	25.9%
Financials	22.8
Utilities	16.0
Health Care	12.9
Consumer Discretionary	6.9
Communications	4.9
Technology	3.9
Materials	3.0
Industrials	2.0
Energy	1.0
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.3
100.0%

♦
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors (see Note 7).

Salt High truBeta™ US Market ETF
SCHEDULE OF INVESTMENTS
December 31, 2019

Shares	Security Description	Value

	COMMON STOCKS – 99.4%

	Communications – 5.1%
506	Netflix, Inc. (a)	$163,726
9,944	Snap, Inc. – Class A (a)	162,386
9,240	TEGNA, Inc.	154,216
594	The Trade Desk, Inc. – Class A (a)	154,309
4,906	Twitter, Inc. (a)	157,237
		791,874
	Consumer Discretionary – 10.9%
5,456	American Airlines Group, Inc.	156,478
1,760	Best Buy Company, Inc.	154,528
3,872	Capri Holdings, Ltd. (a)	147,717
1,628	Carvana Company (a)	149,857
3,542	Etsy, Inc. (a)	156,911
9,372	Goodyear Tire & Rubber Company	145,782
10,428	Hanesbrands, Inc.	154,856
4,004	Harley-Davidson, Inc.	148,909
2,178	Las Vegas Sands Corporation	150,369
5,786	Tapestry, Inc.	156,048
1,166	Wynn Resorts, Ltd.	161,922
		1,683,377
	Consumer Staples – 1.0%
1,210	Five Below, Inc. (a)	154,711

	Energy – 11.4%
6,314	Baker Hughes Company	161,828
2,398	Hess Corporation	160,210
2,992	HollyFrontier Corporation	151,724
11,770	Marathon Oil Corporation	159,837
2,552	Marathon Petroleum Corporation	153,758
5,962	Murphy Oil Corporation	159,782
6,688	Noble Energy, Inc.	166,130
1,078	Pioneer Natural Resources Company	163,177
3,850	Schlumberger, Ltd.	154,770
4,026	Targa Resources Corporation	164,381
24,574	Transocean, Ltd. (a)	169,069
		1,764,666

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.4% (Continued)

	Financials – 22.1%
4,752	Ally Financial, Inc.	$145,221
3,564	Brighthouse Financial, Inc. (a)	139,816
1,430	Capital One Financial Corporation	147,161
2,552	CBRE Group, Inc. – Class A (a)	156,412
3,014	Charles Schwab Corporation	143,346
3,278	CIT Group, Inc.	149,575
1,958	Citigroup, Inc.	156,425
2,068	Comerica, Inc.	148,379
1,738	Discover Financial Services	147,417
3,322	E*TRADE Financial Corporation	150,719
5,786	Franklin Resources, Inc.	150,320
660	Goldman Sachs Group, Inc.	151,754
8,492	Invesco, Ltd.	152,686
2,486	Lincoln National Corporation	146,699
10,626	Navient Corporation	145,364
1,408	PayPal Holdings, Inc. (a)	152,303
1,606	Prudential Financial, Inc.	150,547
8,734	Regions Financial Corporation	149,875
16,808	SLM Corporation	149,759
2,310	Square, Inc. – Class A (a)	144,514
2,882	TD Ameritrade Holding Corporation	143,235
8,536	Umpqua Holdings Corporation	151,087
4,928	Unum Group	143,701
		3,416,315
	Health Care – 2.1%
4,554	Horizon Therapeutics PLC (a)	164,855
7,810	Mylan NV (a)	156,981
		321,836
	Industrials – 4.8%
1,034	Caterpillar, Inc.	152,701
902	FedEx Corporation	136,392
1,408	Keysight Technologies, Inc. (a)	144,503
3,454	Textron, Inc.	154,048
1,980	Westinghouse Air Brake Technologies Corporation	154,044
		741,688

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.4% (Continued)

	Materials – 12.0%
902	3M Company	$159,131
7,260	Alcoa Corporation (a)	156,163
2,816	Dow, Inc.	154,120
2,310	DuPont de Nemours, Inc.	148,302
11,660	Freeport-McMoRan, Inc.	152,979
6,248	Huntsman Corporation	150,952
1,606	LyondellBasell Industries NV – Class A	151,735
8,052	Mosaic Company	174,245
2,662	Nucor Corporation	149,817
8,756	Olin Corporation	151,041
4,312	Steel Dynamics, Inc.	146,780
3,674	Westrock Company	157,651
		1,852,916
	Technology – 30.0%♦
3,652	Advanced Micro Devices, Inc. (a)	167,481
1,254	Analog Devices, Inc.	149,025
2,486	Applied Materials, Inc.	151,745
814	Autodesk, Inc. (a)	149,336
484	Broadcom, Inc.	152,954
2,200	Cadence Design Systems, Inc. (a)	152,592
3,630	Ciena Corporation (a)	154,965
2,046	DocuSign, Inc. (a)	151,629
3,982	DXC Technology Company	149,683
880	KLA Corporation	156,790
528	Lam Research Corporation	154,387
2,002	Lumentum Holdings, Inc. (a)	158,759
5,830	Marvell Technology Groups Ltd.	154,845
2,508	Maxim Integrated Products, Inc.	154,267
1,452	Microchip Technology, Inc.	152,053
2,948	Micron Technology, Inc. (a)	158,543
2,376	NetApp, Inc.	147,906
660	NVIDIA Corporation	155,298
6,490	ON Semiconductor Corporation (a)	158,226
9,130	Pure Storage, Inc. – Class A (a)	156,214
1,320	Qorvo, Inc. (a)	153,424
1,694	QUALCOMM, Inc.	149,462

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.4% (Continued)

	Technology – 30.0%♦ (Continued)
1,342	Skyworks Solutions, Inc.	$162,221
1,056	Splunk, Inc. (a)	158,157
5,654	Teradata Corporation (a)	151,358
2,244	Teradyne, Inc.	153,018
1,518	Twilio, Inc. – Class A (a)	149,189
990	VMware, Inc. – Class A (a)	150,272
2,772	Western Digital Corporation	175,939
1,540	Xilinx, Inc.	150,566
		4,640,304
	TOTAL COMMON STOCKS
	(Cost $14,289,869)	15,367,687

	SHORT-TERM INVESTMENTS – 0.5%
78,173	First American Government
	Obligations Fund, Class X, 1.51%*	78,173
	TOTAL SHORT-TERM INVESTMENTS – 0.5%
	(Cost $78,173)	78,173
	TOTAL INVESTMENTS – 99.9%
	(Cost $14,368,042)	15,445,860
	Other Assets in Excess of Liabilities – 0.1%	17,167
	NET ASSETS – 100.0%	$15,463,027

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
♦
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

*	Rate shown is the annualized seven-day effective yield as of December 31, 2019.

The accompanying notes are an integral part of these financial statements.

Salt Low truBeta™ US Market ETF
SCHEDULE OF INVESTMENTS
December 31, 2019

Shares	Security Description	Value

	COMMON STOCKS – 99.3%

	Communications – 4.9%
2,366	AT&T, Inc.	$92,463
1,105	Omnicom Group, Inc.	89,527
1,209	T-Mobile US, Inc. (a)	94,810
1,482	Verizon Communications, Inc.	90,995
611	Walt Disney Company	88,369
		456,164
	Consumer Discretionary – 6.9%
780	Darden Restaurants, Inc.	85,028
1,222	Dunkin’ Brands Group, Inc.	92,310
468	McDonald’s Corporation	92,481
2,353	Nordstrom, Inc.	96,308
1,989	Service Corporation International	91,554
2,015	Six Flags Entertainment Corporation	90,896
897	Yum! Brands, Inc.	90,355
		638,932
	Consumer Staples – 25.9%♦
1,794	Altria Group, Inc.	89,539
2,002	Archer-Daniels-Midland Company	92,793
1,417	Brown-Forman Corporation – Class B	95,789
1,898	Campbell Soup Company	93,799
1,287	Church & Dwight Company, Inc.	90,528
598	Clorox Company	91,817
1,651	Coca-Cola Company	91,383
1,313	Colgate-Palmolive Company	90,387
3,172	Conagra Brands, Inc.	108,609
312	Costco Wholesale Corporation	91,703
585	Dollar General Corporation	91,248
442	Estee Lauder Companies, Inc. – Class A	91,291
1,742	General Mills, Inc.	93,301
624	Hershey Company	91,715
2,015	Hormel Foods Corporation	90,897
1,352	Kellogg Company	93,504
3,159	Keurig Dr Pepper, Inc.	91,453
663	Kimberly-Clark Corporation	91,196
3,198	Kroger Company	92,710

The accompanying notes are an integral part of these financial statements.

Salt Low truBeta™ US Market ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.3% (Continued)

	Consumer Staples – 25.9%♦ (Continued)
1,794	Molson Coors Brewing Company – Class B	$96,697
1,690	Mondelez International, Inc. – Class A	93,085
650	PepsiCo, Inc.	88,835
1,079	Philip Morris International, Inc.	91,812
715	Procter & Gamble Company	89,303
1,079	Sysco Corporation	92,298
1,040	Tyson Foods, Inc. – Class A	94,682
		2,410,374
	Energy – 1.0%
1,300	Exxon Mobil Corporation	90,714

	Financials – 22.8%
1,703	Aflac, Inc.	90,089
5,122	AGNC Investment Corporation – REIT	90,557
819	Allstate Corporation	92,097
3,549	American Homes 4 Rent – Class A – REIT	93,019
5,720	Apple Hospitality REIT, Inc. – REIT	92,950
2,314	Brown & Brown, Inc.	91,357
442	CME Group, Inc.	88,718
2,288	Cousins Properties, Inc. – REIT	94,266
689	Crown Castle International Corporation – REIT	97,941
3,003	CubeSmart – REIT	94,534
806	Digital Realty Trust, Inc. – REIT	96,510
2,639	Duke Realty Corporation – REIT	91,494
1,937	Fidelity National Financial, Inc.	87,843
663	Fidelity National Information Services, Inc.	92,217
1,053	Lamar Advertising Company – Class A – REIT	93,991
819	Marsh & McLennan Companies, Inc.	91,245
11,609	MFA Financial, Inc. – REIT	88,809
1,248	Progressive Corporation	90,343
1,235	Realty Income Corporation – REIT	90,933
3,653	Starwood Property Trust, Inc. – REIT	90,814
1,391	Vornado Realty Trust – REIT	92,501
1,157	Welltower, Inc. – REIT	94,619
3,354	Western Union Company	89,820
		2,116,667

The accompanying notes are an integral part of these financial statements.

Salt Low truBeta™ US Market ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.3% (Continued)

	Health Care – 12.9%
1,079	Baxter International, Inc.	$90,226
1,404	Bristol-Myers Squibb Company	90,123
1,222	CVS Health Corporation	90,782
754	Eli Lilly & Company	99,098
1,664	Hologic, Inc. (a)	86,877
637	Johnson & Johnson	92,919
806	Medtronic Plc	91,441
1,027	Merck & Company Inc.	93,406
2,366	Pfizer, Inc.	92,700
858	Quest Diagnostics, Inc.	91,626
598	ResMed, Inc.	92,672
312	UnitedHealth Group, Inc.	91,722
728	Zoetis, Inc.	96,351
		1,199,943
	Industrials – 2.0%
1,027	Republic Services, Inc.	92,050
806	Waste Management, Inc.	91,852
		183,902
	Materials – 3.0%
390	Air Products & Chemicals, Inc.	91,646
494	Ecolab, Inc.	95,337
2,379	Sealed Air Corporation	94,756
		281,739
	Technology – 3.9%
1,430	Black Knight, Inc. (a)	92,207
819	Citrix Systems, Inc.	90,827
559	Motorola Solutions, Inc.	90,077
4,030	Sabre Corporation	90,433
		363,544
	Utilities – 16.0%
1,703	Alliant Energy Corporation	93,188
975	American Electric Power Company, Inc.	92,147
3,471	CenterPoint Energy, Inc.	94,654
1,482	CMS Energy Corporation	93,129

The accompanying notes are an integral part of these financial statements.

Salt Low truBeta™ US Market ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.3% (Continued)

	Utilities – 16.0% (Continued)
1,027	Consolidated Edison, Inc.	$92,913
1,131	Dominion Energy, Inc.	93,670
1,001	Duke Energy Corporation	91,301
1,248	Edison International	94,112
1,105	Eversource Energy	94,002
2,054	Exelon Corporation	93,642
1,885	FirstEnergy Corporation	91,611
2,535	PPL Corporation	90,956
1,534	Public Service Enterprise Group, Inc.	90,583
1,482	Southern Company	94,403
1,027	WEC Energy Group, Inc.	94,720
1,443	Xcel Energy, Inc.	91,616
		1,486,647
	TOTAL COMMON STOCKS
	(Cost $8,565,572)	9,228,626

	SHORT-TERM INVESTMENTS – 0.4%
41,134	First American Government
	Obligations Fund, Class X, 1.51%*	41,134
	TOTAL SHORT-TERM INVESTMENTS – 0.4%
	(Cost $41,134)	41,134
	TOTAL INVESTMENTS – 99.7%
	(Cost $8,606,706)	9,269,760
	Other Assets in Excess of Liabilities – 0.3%	23,570
	NET ASSETS – 100.0%	$9,293,330

Percentages are stated as a percent of net assets.

REIT – Real Estate Investment Trust
(a)	Non-income producing security.
♦
To the extent that the fund invests more heavily in particular sectors of the economy, it’s performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

*	Rate shown is the annualized seven-day effective yield as of December 31, 2019.

The accompanying notes are an integral part of these financial statements.

Salt ETFs
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019

	Salt High	Salt Low
	truBeta™ US	truBeta™ US
	Market ETF	Market ETF
ASSETS:
Investments in securities, at value (Cost
$14,368,042 and $8,606,706, respectively)	$15,445,860	$9,269,760
Receivable for Fund shares sold	698,820	—
Dividends and interest receivable	16,424	23,178
Due from Adviser	—	392
Total assets	16,161,104	9,293,330

LIABILITIES:
Payable for investment securities purchased	694,482	—
Management fees payable	3,595	—
Total liabilities	698,077	—

NET ASSETS	$15,463,027	$9,293,330

Net assets consist of:
Paid-in capital	$15,048,327	$8,610,788
Total distributable earnings
(accumulated deficit)	414,700	682,542
Net assets	$15,463,027	$9,293,330

Net asset value:
Net assets	$15,463,027	$9,293,330
Shares outstanding^	550,000	325,000
Net asset value, offering and
redemption price per share	$28.11	$28.59

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Salt ETFs
STATEMENTS OF OPERATIONS
For the Year/Period Ended December 31, 2019

	Salt High	Salt Low
	truBeta™ US	truBeta™ US
	Market ETF	Market ETF*
INCOME
Dividends	$190,020	$135,270
Interest	950	410
Adviser contributions	—	2,167
Total investment income	190,970	137,847

EXPENSES
Management fees	35,882	14,101
Total expenses	35,882	14,101
Less: fees waived	—	(12,572)
Net expenses	35,882	1,529
Net investment income (loss)	155,088	136,318

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,995,803	21,452
Change in unrealized appreciation
(depreciation) on investments	1,458,045	663,054
Net realized and unrealized
gain (loss) on investments	3,453,848	684,506
Net increase (decrease) in net assets
resulting from operations	$3,608,936	$820,824

*
The Fund commenced operations on March 12, 2019. The information presented is for the period from March 12, 2019 to December 31, 2019.  Shares of the Predecessor Fund converted to shares of the Fund at the close of business December 13, 2019 (See Note 1).

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	December 31, 2019	December 31, 2018*
OPERATIONS
Net investment income (loss)	$155,088	$26,398
Net realized gain (loss) on investments	1,995,803	(769,325)
Change in unrealized appreciation
(depreciation) on investments	1,458,045	(380,227)
Net increase (decrease) in net assets
resulting from operations	3,608,936	(1,123,154)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(155,507)	(49,240)
Total distributions to shareholders	(155,507)	(49,240)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	11,643,208	10,077,645
Payments for shares redeemed	(7,909,050)	(629,817)
Transaction fees (See Note 6)	—	6
Net increase (decrease) in net
assets derived from capital
share transactions (a)	3,734,158	9,447,834
Net increase (decrease) in net assets	$7,187,587	$8,275,440

NET ASSETS
Beginning of year/period	$8,275,440	$—
End of year	$15,463,027	$8,275,440

(a)	A summary of share transactions is as follows:

	Year Ended	Period Ended
	December 31, 2019	December 31, 2018*
	Shares	Shares
Subscriptions	450,000	425,000
Redemptions	(300,000)	(25,000)
Net increase (decrease)	150,000	400,000

*	The Fund commenced operations on May 15, 2018. The information presented is for the period from May 15, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Salt Low truBeta™ US Market ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
December 31, 2019*
OPERATIONS
Net investment income (loss)	$136,318
Net realized gain (loss) on investments	21,452
Change in unrealized appreciation
(depreciation) on investments	663,054
Net increase (decrease) in net assets
resulting from operations	820,824

DISTRIBUTIONS TO SHAREHOLDERS
Net income distributions	(138,282)
Total distributions to shareholders	(138,282)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,610,788
Net increase (decrease) in net assets derived
from capital share transactions (a)	8,610,788
Net increase (decrease) in net assets	$9,293,330

NET ASSETS
Beginning of period	$—
End of period	$9,293,330

(a)	A summary of share transactions is as follows:

Period Ended
December 31, 2019*
Shares
Subscriptions	325,000
Net increase (decrease)	325,000

*
The Fund commenced operations on March 12, 2019. The information presented is for the period from March 12, 2019 to December 31, 2019.  Shares of the Predecessor Fund converted to shares of the Fund at the close of business December 13, 2019 (See Note 1).

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year/period

	Year Ended	Period Ended
	December 31, 2019	December 31, 2018 [1]
Net asset value, beginning
of year/period	$20.69	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss) [2]	0.32	0.14
Net realized and unrealized
gain (loss) on investments	7.40	(4.32)
Total from investment operations	7.72	(4.18)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.30)	(0.07)
From net realized gains	—	(0.06)
Total distributions	(0.30)	(0.13)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (See Note 6)	—	0.00 [3]

Net asset value, end of year/period	$28.11	$20.69

Total return	37.32%	-16.76%[4]

SUPPLEMENTAL DATA:
Net assets, end of year/period (000’s)	$15,463	$8,275

RATIOS TO AVERAGE NET ASSETS
Expenses to average net assets	0.30%[7]	0.50%[5]
Net investment income (loss)
to average net assets	1.28%	0.97%[5]
Portfolio turnover rate [6]	202%	145%[4]

[1]	The Fund commenced operations on May 15, 2018. The information presented is for the period from May 15, 2018 to December 31, 2018.
[2]	Calculated based on average shares outstanding during the period.
[3]	Represents less than $0.005 per share.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes the impact of in-kind transactions.
[7]	Effective January 14, 2019, the Adviser reduced its management fee from 0.50% to 0.29%. See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Salt Low truBeta™ US Market ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

Period Ended
December 31, 2019 [1]
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	0.62
Net realized and unrealized gain (loss) on investments	3.40
Total from investment operations	4.02

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.43)
From net realized gains	—
Total distributions	(0.43)

Net asset value, end of period	$28.59

Total return	16.09%[3,7]

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$9,293

RATIOS TO AVERAGE NET ASSETS
Expenses to average net assets before fees waived	0.29%[4]
Expenses to average net assets after fees waived	0.03%[4,6]
Net investment income (loss) to average
net assets before fees waived	2.54%[4]
Net investment income (loss) to average
net assets after fees waived	2.79%[4]
Portfolio turnover rate [5]	31%[3]

[1]
The Fund commenced operations on March 12, 2019. The information presented is for the period from March 12, 2019 to December 31, 2019. Shares of the Predecessor Fund converted to shares of the Fund at the close of business December 13, 2019 (See Note 1).

[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes the impact of in-kind transactions.
[6]	Effective May 13, 2019, the Adviser agreed to waive the Fund’s full unitary management fee of 0.29% on the first $100 million in net assets (See Note 3).
[7]	Net increase from contributions contributed 0.04% to this return (See Note 3).

The accompanying notes are an integral part of these financial statements.

Salt ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

NOTE 1 – ORGANIZATION

Salt High truBeta™ US Market ETF (the “Fund” or “High truBeta™ Fund”) and Salt Low truBeta™ US Market ETF (the “Fund” or “Low truBeta™ Fund”) are non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the High truBeta™ Fund is to track the performance, before expenses and fees, of the Salt High truBeta™ US Market Index (the “High truBeta™ Index”). The High truBeta™ Fund commenced operations on May 15, 2018.  The investment objective of the Low truBeta™ Fund is to track the performance, before expenses and fees, of the Salt Low truBeta™ US Market Index (the “Low truBeta™ Index”).

The Low truBeta™ Fund is the successor in interest to the Predecessor Low truBeta™ Fund (the “Predecessor Fund”) having the same investment objective that was included as a series of another investment company, Salt Funds Trust, and that was also advised by Low truBeta™ Fund’s investment adviser, Salt Financial LLC (the “Adviser”). On December 11, 2019, the shareholders of the Predecessor Fund approved the tax-free reorganization of the Predecessor Fund with and into the Trust, and effective on December 16, 2019, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for shares of Low truBeta™ Fund. For financial reporting purposes, assets received and shares issued by Low truBeta™ Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of Low truBeta™ Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by Salt Funds Trust in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor Fund was December 31. The reporting period covered by this annual report for Low truBeta™ Fund is March 12, 2019 through December 31, 2019. Operations prior to December 16, 2019 were for the Predecessor Fund. The net assets were $9,227,500, including $531,991 of net unrealized appreciation, $127,400 of undistributed (accumulated) net investment income, and $42,678 of undistributed (accumulated) net realized loss and shares outstanding were 325,000, all of which were transferred into the Trust at NAV at the close of business on December 13, 2019.

The primary purpose of the reorganization was to move the existing Fund from its existing trust to the Trust, which the Adviser believed would allow the Fund to become part of a series of a stable fund family. Shareholders are expected to benefit accordingly and to enjoy an improvement in the level and quality of services provided to them and the Fund.

Salt ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

The end of the reporting period for the Funds is December 31, 2019, and the period covered by these Notes to Financial Statements is the fiscal period from January 1, 2019 through December 31, 2019 for High truBeta™ Fund and the period from March 12, 2019 through December 31, 2019 for the Low truBeta™ Fund (each, respectively, the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Salt ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

High truBeta™ Fund
Assets[1]	Level 1	Level 2	Level 3	Total
Common Stocks	$15,367,687	$—	$—	$15,367,687
Short-Term Investments	78,173	—	—	78,173
Total Investments	$15,445,860	$—	$—	$15,445,860

Salt ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

Low truBeta™ Fund
Assets[1]	Level 1	Level 2	Level 3	Total
Common Stocks	$9,228,626	$—	$—	$9,228,626
Short-Term Investments	41,134	—	—	41,134
Total Investments	$9,269,760	$—	$—	$9,269,760

[1] See Schedule of Investments for breakout of investments by sector classification.
B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds at least annually. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as

Salt ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.
F.
Share Valuation. The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units for each of the Funds is equal to the Funds’ NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to differing book and tax treatments for in-kind transactions. The following table shows the reclassifications made during the current fiscal period:

	Distributable Earnings
	(Accumulated Deficit)	Paid-In Capital
High truBeta™ Fund	$(1,838,987)	$1,838,987
Low truBeta™ Fund	$—	$—

During the current fiscal period, the High truBeta™ Fund realized $1,839,406 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital.

I.	Shareholder Meeting (Unaudited). At a special meeting held December 11, 2019, shareholders of the Predecessor Fund voted on one proposal:

1)	To approve the reorganization (the “Reorganization”) of the Salt Low truBeta™ US Market ETF into a corresponding, newly created series of ETF Series Solutions with the same name.

For %	Against %	Abstain %
98.86%	0.05%	1.09%

Salt ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

K.
New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Salt Financial LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, the High truBeta™ Fund pays the Adviser 0.29% at an annual rate based on the Fund’s average daily net assets.  Prior to January 14, 2019, the High truBeta™ Fund paid the Adviser 0.50% at an annual rate based on the Fund’s average daily net assets.  The Low truBeta™ Fund pays the Adviser 0.29% at an annual rate based on the Fund’s average daily net assets.

Salt ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

Effective May 13, 2019, the Adviser has contractually agreed to waive the Low truBeta™ Fund’s full unitary management fee of 0.29% of the Fund’s average daily net assets on the first $100 million in net assets until at least May 31, 2020 (the “Fee Waiver”) and to contribute to the Fund’s assets an amount equal to an annual rate of 0.05% of the Fund’s average daily net assets on the first $100 million in net assets (i.e., up to $50,000 per annum) until at least May 31, 2020 (the “Contribution”).

The Low truBeta™ Fund will accrue the Contribution amount daily, and the Adviser will pay to the Fund the accrued Contribution amount for a given month within fifteen days of the end of such month. The Adviser will not be permitted to recoup or recapture any portion of the Fee Waiver or Contribution at any time. The Fee Waiver and Contribution agreement: may be terminated at any time, and without payment of any penalty, by the Board of the Trust, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser or such shorter period as to which the parties may agree; may not be terminated by the Adviser without the consent of the Board of the Trust; and will automatically terminate if the Advisory Agreement is terminated, with such termination effective upon the effective date of the Advisory Agreement’s termination.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Compass Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Prior to February 18, 2019, Quasar Distributors, LLC, an affiliate of the Administrator, acted as the High truBeta™ Fund’s principal underwriter.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
High truBeta™ Fund	$25,477,117	$24,323,922
Low truBeta™ Fund	1,913,956	1,898,375

Salt ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were:

	Creations	Redemptions
High truBeta™ Fund	$10,318,814	$7,805,223
Low truBeta™ Fund	8,539,711	—

During the current fiscal period, the High truBeta™ Fund paid $80 in brokerage commissions on trades of securities to Penserra Securities LLC, an affiliate of the Sub-Adviser.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2019 were as follows:

	High	Low
	truBeta™ Fund	truBeta™ Fund
Tax cost of investments	$14,486,949	$8,610,236
Gross tax unrealized appreciation	$1,275,214	$751,492
Gross tax unrealized depreciation	(316,303)	(91,968)
Total unrealized appreciation (depreciation)	958,911	659,524
Undistributed ordinary Income	—	16,886
Undistributed long-term capital gains	—	6,132
Accumulated gain (loss)	—	23,018
Other accumulated gain (loss)	(544,211)	—
Distributable earnings (accumulated deficit)	$414,700	$682,542

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

As of December 31, 2019, the Funds had no post-October capital losses and no late-year ordinary losses.

As of December 31, 2019, High truBeta™ Fund had short-term capital loss carryforwards of $544,211 with unlimited expiration. As of December 31, 2019, Low truBeta™ Fund had no capital loss carryforwards.

The tax character of distributions paid by the Funds during the period ended December 31, 2019 was $155,507 of ordinary income for High truBeta™ Fund and $138,282 of ordinary income for Low truBeta™ Fund.

The tax character of distributions paid during the period ended December 31, 2018 was $49,240 of ordinary income for High truBeta™ Fund. The Low truBeta™ Fund was not open as of December 31, 2018.

Salt ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and trade on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition,  a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – PRINCIPAL RISK

Sector Risk. To the extent the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

Salt ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Salt ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Salt ETFs comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of December 31, 2019, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Statement(s) of
	Statements	Changes in	Financial
Fund Name	of Operations	Net Assets	Highlights
Salt High truBeta™	For the year ended	For the year ended December 31, 2019
US Market ETF	December 31, 2019	and for the period from May 15, 2018 (commencement of operations) through December 31, 2018
Salt Low truBeta™	For the period from March 12, 2019 (commencement of
US Market ETF	operations) through December 31, 2019

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the

Salt ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(Continued)

financial statements.  Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 28, 2020

Salt ETFs
TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years
Independent Trustees
Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	49	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series
	Audit		(2000–2011).		(39 portfolios)
	Committee				(since 2011).
Chairman

David A. Massart	Trustee	Indefinite	Co-Founder, President,	49	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since	Strategist, Next Generation		Managed
		2012	Wealth Management, Inc.		Portfolio
			(since 2005).		Series
(39 portfolios)
(since 2011).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	49	Independent
Born: 1956		term;	Director and General Counsel,		Trustee, PPM
		since	Artisan Partners Limited		Funds
		2018	Partnership (investment		(9 portfolios)
			adviser) (2000–2013);		(since 2018).
Executive Vice President
and General Counsel,
Artisan Partners Asset
Management Inc.
(2012–2013); Vice President
and General Counsel, Artisan
Funds, Inc. (investment
company) (2001–2012).
Interested Trustee
Michael A. Castino	Trustee	Indefinite	Senior Vice President,	49	None
Born: 1967	and	term;	U.S. Bancorp Fund Services,
	Chairman	Trustee	LLC (since 2013); Managing
		since	Director of Index Services,
		2014;	Zacks Investment
		Chairman	Management (2011–2013).
since
2013

Salt ETFs
TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Trust	Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services,
Born: 1982		term;	LLC (since 2020); Vice President, U.S. Bancorp Fund
		since 2019	Services, LLC (2014–2020); Assistant Vice President,
U.S. Bancorp Fund Services, LLC (2013–2014).

Michael D. Barolsky	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1981	President	term;	(since 2019); Vice President, U.S. Bancorp Fund
	and	since 2014	Services, LLC (2012-2019); Associate, Thompson Hine
	Secretary	(other roles	LLP (law firm) (2008–2012).
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Compliance	term;	(since 2015); Vice President, U.S. Bancorp Fund
	Officer	since 2015	Services, LLC (2014–2015); Assistant Vice President,
U.S. Bancorp Fund Services, LLC (2011–2014).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1977		term;	(since 2015); Assistant Vice President, U.S. Bancorp
		since 2014	Fund Services, LLC (2011–2015); Manager,
		(other roles	PricewaterhouseCoopers LLP (accounting firm)
		since 2013)	(2005–2011).

Brett M. Wickmann	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Treasurer	term;	(since 2017); Assistant Vice President, U.S. Bancorp
		since 2017	Fund Services, LLC (2012–2017).

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services,
Born: 1983	Treasurer	term;	LLC (since 2016); Officer, U.S. Bancorp Fund Services,
		since 2017	LLC (2012–2016).

Jason E. Shlensky	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services,
Born: 1987	Treasurer	term;	LLC (since 2019); Officer, U.S. Bancorp Fund Services,
		since 2019	LLC (2014–2019).

Isabella K. Gentile	Assistant	Indefinite	Regulatory Administration Attorney, U.S. Bancorp
Born: 1994	Secretary	term;	Fund Services, LLC (since 2019), Regulatory
		since 2020	Administration Intern, U.S. Bancorp Fund Services,
LLC (2018–2019) and Law Student (2016–2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.salt-funds.com.

Salt ETFs
EXPENSE EXAMPLES
For the Six-Months Ended December 31, 2019 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 – December 31, 2019).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Salt ETFs
EXPENSE EXAMPLES
For the Six-Months Ended December 31, 2019 (Unaudited) (Continued)

High truBeta™ Fund

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2019	December 31, 2019	During the Period [1]
Actual	$1,000.00	$1,112.40	$1.54
Hypothetical (5% annual
return before expenses)	1,000.00	1,023.74	1.48

[1]
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio, 0.29%, multiplied by the average account value during the period, multiplied by the number of days in the current period, 184 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Low truBeta™ Fund

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2019	December 31, 2019	During the Period [2]
Actual	$1,000.00	$1,081.30	$0.00
Hypothetical (5% annual
return before expenses)	1,000.00	1,025.21	0.00

[2]
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio, 0.00% (fee waivers in effect), multiplied by the average account value during the period, multiplied by the number of days in the period since inception, 184 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Salt ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 2-3, 2019 (the “Meeting”), in connection with Salt Financial LLC’s (“Salt” or the “Adviser”) request to reorganize the Salt Low truBeta US Market ETF, a series of Salt Funds Trust (the “Predecessor LSLT”) into a newly-formed series of the Trust with the same name (the “ESS LSLT” or the “Fund”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Salt and the Trust, on behalf of the Fund, and the approval of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) between the Adviser, the Trust, on behalf of the Fund, and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services to be provided and the profits expected to be realized by the Adviser and the Sub-Adviser and their affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) any other financial benefits to the Adviser and the Sub-Adviser and their affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser and the Sub-Adviser, along with other service providers of the Fund, had provided written updates on each firm over the course of the year with respect to their role as Adviser or Sub-Adviser to other series in the Trust, and the Board considered that information alongside the Materials in its evaluation of each firm’s fees and other aspects of the Agreements. The Board then discussed the Materials, the Adviser’s oral presentation, and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the ESS LSLT. In considering the nature, extent, and quality of the services to be provided by the

Salt ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s CCO regarding his review of the Adviser’s compliance program, as well as their experience with the Adviser as the investment adviser to another series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel, the services to be provided by the Adviser, the firm’s financial resources, and the ownership structure of the firm.

The Board also considered other services to be provided to the ESS LSLT, such as monitoring adherence to the Fund’s investment restrictions, oversight of the sub-adviser, monitoring compliance with various Fund policies and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as a passively-managed fund.

Historical Performance. The Board noted that the ESS LSLT had not yet commenced operations and concluded that the performance of the ESS LSLT, thus, was not a relevant factor in their deliberations. The Board then noted that it had received information regarding the Predecessor LSLT’s performance for the three-month period ended June 30, 2019 and compared it to the universe of US Large Blend ETFs as reported by Morningstar (the “Category Peer Group”). Additionally, because the fund is designed to track the performance of an index, the Board considered the extent to which the Predecessor LSLT tracked its index before fees and expenses.

The Board noted that, for the three-month period ended June 30, 2019, the Predecessor LSLT performed roughly in line with the performance of its underlying index and had outperformed the median return for the Category Peer Group. However, the Board noted that the fund had only been operational for less than one year, which was too short a time by which to judge how the fund would perform over a full market cycle.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the proposed expense ratio for the ESS LSLT, excluding the proposed fee waiver, and compared it to the Category Peer Group and a group of direct competitors identified by the Adviser (the “Selected Peer Group”). The Board noted that the proposed expense ratio for the ESS LSLT was above the median of the US Large Blend ETFs, but significantly less than the highest expense ratios in such peer group. The Board further noted that the peer group contained a number of low-cost funds that are part of large fund families and may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit

Salt ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

from an unusually low cost structure based on the scale of their fund family. The Board also considered that the ESS LSLT’s proposed expense ratio was within the range of expense ratios for the Selected Peer Group and noted that such peer group only contained four funds.

The Board took into consideration that the advisory fee for the ESS LSLT was a “unified fee,” meaning the ESS LSLT would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the ESS LSLT had not yet commenced operations and the Predecessor LSLT had been operating for less than a year and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable. The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the fund’s unitary fee, such economies of scale would be shared with fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.  The Board also took into consideration the Adviser’s commitment to continue its waiver of the entire management fee through May 2020.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the ESS LSLT under the Sub-Advisory Agreement, noting that Penserra would provide investment management services to the Fund. The Board noted the responsibilities that Penserra would have as the ESS LSLT’s

Salt ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by Penserra, the Board considered reports of the Trust’s CCO with respect to Penserra’s compliance program and Penserra’s experience providing investment management services to other ETFs, including other series of the Trust. The Trustees further noted that they had received and reviewed the Materials with regard to Penserra and they had reviewed additional detailed information about Penserra at previous Board meetings. The Board also considered Penserra’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be sub-advising.

Historical Performance. The Board noted that the ESS LSLT had not yet commenced operations and concluded that the performance of the ESS LSLT, thus, was not a relevant factor in their deliberations. Because the fund is designed to track the performance of an index, the Board considered the extent to which the Predecessor LSLT tracked its index before fees and expenses. The Board noted that, for the three-month period ended June 30, 2019, the Predecessor LSLT performed roughly in line with the performance of its underlying index. However, the Board noted that the fund had only been operational for less than one year, which was too short a time by which to judge how the fund would perform over a full market cycle.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by Salt to Penserra for its services to the ESS LSLT. The Board considered the fees to be paid to Penserra would be paid by Salt from the fee Salt received from the Fund and noted that the fee reflected an arm’s-length negotiation between Salt and Penserra. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by Penserra in connection with other similar series of the Trust and other funds managed by Penserra. The Board noted that Penserra has an affiliated broker-dealer that was expected to execute some or all of the brokerage transactions for the Fund, and consequently, Penserra would indirectly benefit from commissions paid to such affiliated broker-dealer. The Board also evaluated the compensation and benefits expected to be received by Penserra from its relationship with the Fund, taking into account an analysis of Penserra’s profitability with respect to the Fund.

Salt ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size and noted that the proposed fee schedule includes breakpoints as assets grow in size. The Board further noted that because the ESS LSLT pays the Adviser a unified fee, any benefits from the breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Salt ETFs
FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended December 31, 2019, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was:

High truBeta™ Fund	100.00%
Low truBeta™ Fund	66.98%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal year ended December 31, 2019 was:

High truBeta™ Fund	100.00%
Low truBeta™ Fund	65.94%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was:

High truBeta™ Fund	0.00%
Low truBeta™ Fund	1.42%

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q or Part F of Form N-PORT. The Funds’ Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q or Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on its website at www.salt-funds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.salt-funds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Salt ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at www.salt-funds.com.

Adviser
Salt Financial LLC
20 West 22nd Street, Suite 511
New York, New York 10010

Sub-Adviser
Penserra Capital Management LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Index Provider
Salt Financial Indices, LLC
20 West 22nd Street, Suite 511
New York, New York 10010

Distributor
Compass Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Salt High truBeta™ US Market ETF
Symbol – SLT
CUSIP – 26922A479

Salt Low truBeta™ US Market ETF
Symbol – LSLT
CUSIP – 26922A164

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Salt High truBeta US Market ETF
	FYE 12/31/2019	FYE 12/31/2018
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Salt Low truBeta US Market ETF
	FYE 12/31/2019	FYE 12/31/2018
Audit Fees	$14,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Salt High truBeta US Market ETF
	FYE 12/31/2019	FYE 12/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Salt Low truBeta US Market ETF
	FYE 12/31/2019	FYE 12/31/2018
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Salt High truBeta US Market ETF
Non-Audit Related Fees	FYE 12/31/2019	FYE 12/31/2018
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A

Salt Low truBeta US Market ETF
Non-Audit Related Fees	FYE 12/31/2019	FYE 12/31/2018
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          ETF Series Solutions

By (Signature and Title          /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date     March 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date     March 9, 2020

By (Signature and Title)*      /s/ Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer (principal financial officer)

Date     March 9, 2020

* Print the name and title of each signing officer under his or her signature.